UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]:     Amendment Number: __
This Amendment (Check only one.):                 [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Invesco Private Capital, Inc.
Address:       1555 Peachtree Street, N.E.
               Atlanta, GA 30309

Form 13F File Number 028-12271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Trapani
Title:     Chief Compliance Officer
Phone:     404-881-3435

Signature, Place, and Date of Signing:

/s/ Scott A. Trapani     Atlanta, GA          11/08/2010
[Signature]             [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number               Name
028-12271                          Invesco Private Capital, Inc.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     521,252 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
A       028-12271                Invesco Private Capital, Inc.
1       028-13083                WL Ross & Co. LLC




SECURITY                             TITLE   CUSIP       MARKET    PAR      SH/ PUT/  INVEST      OTHER     VOTING   VOTING  VOTING
DESCRITPION                            OF                VALUE     VALUE    PRN CALL  MENT       MANAGERS   SOLE     SHARED  NONE
                                     CLASS              THOUSANDS                    DISCRETION
Assured Guaranty Ltd.                Common  G0585R106     274041  16016396  SH       DEFINED       1       16016396      0       0
Exco Resources Inc                   Common  269279402      27715   1863829  SH       DEFINED       1        1863829      0       0
International Coal Group             Common  45928H106     130539  24537423  SH       DEFINED       1       24537423      0       0
Sun Bancorp Inc                      Common  86663B102       9244   1812500  SH       DEFINED       1        1812500      0       0
Innophos Holdings Inc.               Common  45774N108       2748     83029  SH       DEFINED       1          83029      0       0
Jo-Ann Stores Inc.                   Common  47758P307       8680    194840  SH       DEFINED       1         194840      0       0
Lear Corp                            Common  521865204       5462     69200  SH       DEFINED       1          69200      0       0
Cooper Tire & Rubber                 Common  216831107      10408    530200  SH       DEFINED       1         530200      0       0
Key Energy Svcs Inc                  Common  492914106       5430    571000  SH       DEFINED       1         571000      0       0
Plains Expl & Prodtn Co              Common  726505100       2480     93000  SH       DEFINED       1          93000      0       0
Select Sector SPDR TR SBI Int-Finl   ETF     81369Y605       3011    210000  SH       DEFINED       1         210000      0       0
United Sates Oil Fund LP Units       Common  91232N108       2787     80000  SH       DEFINED       1          80000      0       0
Callidus Software, Inc.              Common  13123E500       7009   1641407  SH       DEFINED                1641407      0       0
Cyclacel Pharmaceuticals             Common  23254L108       1400    814213  SH       DEFINED                 814213      0       0
Infinera, Inc.                       Common  45667G103        725     62150  SH       DEFINED                  62150      0       0
Infinity Pharmaceuticals             Common  45665G303        113     20545  SH       DEFINED                  20545      0       0
ZipRealty                            Common  98974v107         64     22282  SH       DEFINED                  22282      0       0
MetroPCS                             Common  591708102      29024   2774784  SH       DEFINED                2774784      0       0
Comscore Inc                         Common  20564w105        370     15739  SH       DEFINED                  15739      0       0

Grand Total (in Thousands)                                 521252
total count                                                    19
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